Consolidated Statements Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements Comprehensive Income [Abstract]
Loss	$ 4,686	$ 8,949	$ 6,244
Amounts that will not be reclassified subsequently to profit or loss:
Adjustments arising from translating financial statements from functional currency to presentation currency		285	(461)
Total components that will not be reclassified subsequently to profit or loss		285	(461)
Total other comprehensive loss		285	(461)
Total comprehensive loss	4,686	9,234	5,783
Attributable to:
Equity holders of the Company (continuing operations)	4,479	6,819	5,783
Equity holders of the Company (discontinued operations)	315	1,989
Non-controlling interests	(108)	426
Comprehensive loss	$ 4,686	$ 9,234	$ 5,783